Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000240250 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	10.70%
C000240250 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	9.10%
C000240250 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240250 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240250 | FR_BZBZVC903
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240250 | FR_242104909
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240250 | FR_G98239109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240250 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240250 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240250 | FR_B7FQV6904
Holdings [Line Items]
Percent of Total Investments	3.50%
C000240250 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240250 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240250 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
C000240250 | India
Holdings [Line Items]
Percent of Total Investments	35.70%
C000240250 | Brazil
Holdings [Line Items]
Percent of Total Investments	38.20%
C000240250 | Raia Drogasil SA
Holdings [Line Items]
Percent of Total Investments	57.30%
C000240251 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	10.70%
C000240251 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	9.10%
C000240251 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240251 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240251 | FR_BZBZVC903
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240251 | FR_242104909
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240251 | FR_G98239109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240251 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240251 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240251 | FR_B7FQV6904
Holdings [Line Items]
Percent of Total Investments	3.50%
C000240251 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240251 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240251 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
C000240251 | India
Holdings [Line Items]
Percent of Total Investments	35.70%
C000240251 | Brazil
Holdings [Line Items]
Percent of Total Investments	38.20%
C000240251 | Raia Drogasil SA
Holdings [Line Items]
Percent of Total Investments	57.30%
C000240252 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	10.70%
C000240252 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	9.10%
C000240252 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240252 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240252 | FR_BZBZVC903
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240252 | FR_242104909
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240252 | FR_G98239109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240252 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240252 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240252 | FR_B7FQV6904
Holdings [Line Items]
Percent of Total Investments	3.50%
C000240252 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240252 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240252 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
C000240252 | India
Holdings [Line Items]
Percent of Total Investments	35.70%
C000240252 | Brazil
Holdings [Line Items]
Percent of Total Investments	38.20%
C000240252 | Raia Drogasil SA
Holdings [Line Items]
Percent of Total Investments	57.30%
C000240249 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	10.70%
C000240249 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	9.10%
C000240249 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240249 | FR_G6683N103
Holdings [Line Items]
Percent of Total Investments	5.10%
C000240249 | FR_BZBZVC903
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240249 | FR_242104909
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240249 | FR_G98239109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240249 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240249 | FR_ACI1VLX06
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240249 | FR_B7FQV6904
Holdings [Line Items]
Percent of Total Investments	3.50%
C000240249 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240249 | United States
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240249 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
C000240249 | India
Holdings [Line Items]
Percent of Total Investments	35.70%
C000240249 | Brazil
Holdings [Line Items]
Percent of Total Investments	38.20%
C000240249 | Raia Drogasil SA
Holdings [Line Items]
Percent of Total Investments	57.30%
C000146359 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146359 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.30%
C000146359 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146359 | B
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146359 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146359 | BBB
Holdings [Line Items]
Percent of Total Investments	24.00%
C000146359 | A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146359 | AA
Holdings [Line Items]
Percent of Total Investments	34.30%
C000146359 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146359 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.60%
C000146359 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000146359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146359 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000146359 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146359 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.70%
C000146360 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146360 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.30%
C000146360 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146360 | B
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146360 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146360 | BBB
Holdings [Line Items]
Percent of Total Investments	24.00%
C000146360 | A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146360 | AA
Holdings [Line Items]
Percent of Total Investments	34.30%
C000146360 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146360 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.60%
C000146360 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000146360 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146360 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146360 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146360 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000146360 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146360 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.70%
C000146362 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146362 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.30%
C000146362 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146362 | B
Holdings [Line Items]
Percent of Total Investments	7.60%
C000146362 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146362 | BBB
Holdings [Line Items]
Percent of Total Investments	24.00%
C000146362 | A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146362 | AA
Holdings [Line Items]
Percent of Total Investments	34.30%
C000146362 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146362 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.60%
C000146362 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000146362 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146362 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146362 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146362 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146362 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000146362 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.70%
C000146362 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.70%
C000213138 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	5.20%
C000213138 | Not Rated
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213138 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000213138 | B
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213138 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000213138 | BBB
Holdings [Line Items]
Percent of Total Investments	24.00%
C000213138 | A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000213138 | AA
Holdings [Line Items]
Percent of Total Investments	34.30%
C000213138 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213138 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213138 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213138 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000213138 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000213138 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.50%
C000213138 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000213138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.00%
C000213138 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.70%
C000213138 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.70%
C000014074 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014074 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014074 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014074 | BBB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014074 | A
Holdings [Line Items]
Percent of Total Investments	21.10%
C000014074 | AA
Holdings [Line Items]
Percent of Total Investments	51.70%
C000014074 | AAA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000014074 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014074 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014074 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014074 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014074 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014074 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014074 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014074 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014074 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.70%
C000014074 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.70%
C000014074 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.70%
C000014074 | Housing
Holdings [Line Items]
Percent of Total Investments	21.00%
C000160651 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160651 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160651 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160651 | BBB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160651 | A
Holdings [Line Items]
Percent of Total Investments	21.10%
C000160651 | AA
Holdings [Line Items]
Percent of Total Investments	51.70%
C000160651 | AAA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000160651 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160651 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160651 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160651 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160651 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160651 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000160651 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000160651 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.00%
C000160651 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160651 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160651 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.70%
C000160651 | Housing
Holdings [Line Items]
Percent of Total Investments	21.00%
C000160653 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160653 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160653 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160653 | BBB
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160653 | A
Holdings [Line Items]
Percent of Total Investments	21.10%
C000160653 | AA
Holdings [Line Items]
Percent of Total Investments	51.70%
C000160653 | AAA
Holdings [Line Items]
Percent of Total Investments	15.40%
C000160653 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160653 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160653 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160653 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160653 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	5.80%
C000160653 | Education
Holdings [Line Items]
Percent of Total Investments	6.30%
C000160653 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000160653 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.00%
C000160653 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160653 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160653 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.70%
C000160653 | Housing
Holdings [Line Items]
Percent of Total Investments	21.00%
C000241884 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241884 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241884 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241884 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241884 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241884 | FR_556269108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241884 | Steven Madden Ltd.
Holdings [Line Items]
Percent of Total Investments	23.90%
C000241884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000241884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000241884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000241884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000241883 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241883 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241883 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241883 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241883 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241883 | FR_556269108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241883 | Steven Madden Ltd.
Holdings [Line Items]
Percent of Total Investments	23.90%
C000241883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000241883 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241883 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241883 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241883 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241883 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241883 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241883 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000241883 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000241883 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000241882 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241882 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241882 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241882 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241882 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241882 | FR_556269108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241882 | Steven Madden Ltd.
Holdings [Line Items]
Percent of Total Investments	23.90%
C000241882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000241882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241882 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241882 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241882 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241882 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000241882 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000241882 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%